Summary of Significant Accounting Policies (Details 3) (Predecessor) (USD $)	3 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Aug. 01, 2011 Ziegler Healthcare Real Estate Funds	Jul. 23, 2013 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Jul. 23, 2013 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds	Aug. 01, 2011 Ziegler Healthcare Real Estate Funds Fund I Arizona 23	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Fund I Arizona 23	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Fund I Arizona 23
Summary of Significant Accounting Policies
Equity interest transferred (as a percent)										50.00%
Lease term										10 years
Gross value of property	$ 206,215,000	$ 206,215,000						$ 111,149,000		$ 3,900,000
Capitalization rate (as a percent)										7.75%
Stabilized annual net operating income										302,000
Property's outstanding mortgage debt	66,525,000	66,525,000						84,261,109		2,500,000
Net equity value of real estate investment										1,400,000
Net equity interest issued										700,000
Net present value of the tenant lease										1,400,000
Future gross lease payments for the ten-year term of the lease	223,471,000	223,471,000						85,123,258		2,200,000
Discount rate (as a percent)										7.75%
Gain (loss) on transaction										0
Lease inducement received by lessee			700,000
Lease inducement recognized as an increase to other assets										700,000
Lease inducement recognized as an increase to owners' equity										700,000
Amortization of lease inducement											70,000	29,167
Selected information
Investment property	187,312,000	187,312,000						94,654,000	109,848,702		3,036,850	3,092,307
Other Assets	5,652,000	5,652,000						3,292,000	3,630,066		878,913	1,061,447
Total assets	220,635,000	220,635,000						107,592,000	125,010,972		3,915,763	4,153,754
Long-Term Debt											2,280,508	2,444,896
Other liabilities											68,614	62,232
Total liabilities	72,431,000	72,431,000						88,495,000	102,399,000		2,349,122	2,507,128
Rental revenue											330,484	363,330
Operating income	(606,000)	910,000		197,000	525,000	1,713,000	1,960,000	1,562,615	1,616,356		157,449	256,572
Net (loss)/income				6,000	239,000	(576,000)	(329,000)	(1,531,150)	(3,060,484)		(88,193)	40,762
Impairment losses								$ 936,589	$ 1,436,813